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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

May 6, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
SEC File Nos. 333-40455 and 811-08495
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that was included in the supplement dated April 15, 2015 to the prospectus dated March 1, 2015, relating to the Nationwide HighMark Small Cap Core Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 15, 2015 (Accession No.: 0001137439-15-000058) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch